Schedule of short-term loans (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party [Member]
Line of Credit Facility [Line Items]
Short term loans - related parties	$ 1,774,713	$ 438,097
8i Enterprises Pte Ltd [Member]
Line of Credit Facility [Line Items]
Interest rate	10.00%
8i Enterprises Pte Ltd [Member] | Related Party [Member]
Line of Credit Facility [Line Items]
Short term loans - related parties	$ 1,498,155	$ 254,892
Short term loans - related parties	$ 1,325,982
Interest rate	8.00%
Maturities	December 31, 2025